Revenues by Product or Service (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 763,416	$ 679,260	$ 616,798
Wireless Service
Segment Reporting Information [Line Items]
Revenues	524,740	503,426	529,463
Wireline Service
Segment Reporting Information [Line Items]
Revenues	43,397	19,357
Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues	178,772	142,839	77,329
Non-subscriber ILD and other revenues
Segment Reporting Information [Line Items]
Revenues	16,507	13,638	10,006
Operating Segments | NEW ZEALAND
Segment Reporting Information [Line Items]
Revenues	487,337	393,055	320,385
Operating Segments | BOLIVIA
Segment Reporting Information [Line Items]
Revenues	275,514	285,382	296,155
Operating Segments | Wireless Service | NEW ZEALAND
Segment Reporting Information [Line Items]
Revenues	259,206	229,365	243,031
Operating Segments | Wireless Service | BOLIVIA
Segment Reporting Information [Line Items]
Revenues	265,534	274,061	286,432
Operating Segments | Wireline Service | NEW ZEALAND
Segment Reporting Information [Line Items]
Revenues	43,397	19,357
Operating Segments | Equipment And Supplies Sales | NEW ZEALAND
Segment Reporting Information [Line Items]
Revenues	173,150	138,648	73,838
Operating Segments | Equipment And Supplies Sales | BOLIVIA
Segment Reporting Information [Line Items]
Revenues	5,622	4,191	3,491
Operating Segments | Non-subscriber ILD and other revenues | NEW ZEALAND
Segment Reporting Information [Line Items]
Revenues	11,584	5,685	3,516
Operating Segments | Non-subscriber ILD and other revenues | BOLIVIA
Segment Reporting Information [Line Items]
Revenues	4,358	7,130	6,232
Corporate, Reconciling Items and Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	565	823	258
Corporate, Reconciling Items and Eliminations [Member] | Non-subscriber ILD and other revenues
Segment Reporting Information [Line Items]
Revenues	$ 565	$ 823	$ 258